Provisions - Summary of Changes in Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
At start of year	£ 63	£ 86
Utilised	(14)	(17)
Exchange translation differences	2	(6)
Total	£ 51	£ 63